Financial instruments - Derivative financial instruments valuation (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial instruments
Current Assets	€ 3,417	€ 6,470
Current Liabilities	(25,847)	(40,923)
Derivatives - cash flow hedging instruments
Financial instruments
Total Assets	579	1,130
Total Liabilities	(4,490)	(1,667)
Derivatives - cash flow hedging instruments | Foreign exchange contracts
Financial instruments
Current Assets	571	1,103
Non-current Assets	8	27
Current Liabilities	(4,419)	(1,642)
Non-current Liabilities	(71)	(25)
Derivatives - not designated as hedging instruments
Financial instruments
Total Assets	2,846	5,367
Total Liabilities	(21,428)	(39,281)
Derivatives - not designated as hedging instruments | Foreign exchange contracts
Financial instruments
Current Assets	2,846	5,367
Current Liabilities	€ (21,428)	€ (39,281)